/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending December 31, 1999

MFS Multimarket Income Trust
Date           Identification  Shares RepurchasRepurchase       NAV     Broker
               of Security                     Price
12/7/99        Shares of       54,100          5.75             7.10    Merrill
               Beneficial                                               Lynch
               Interest
12/9/99        Shares of       61,500          5.6875           7.10    Merrill
               Beneficial                                               Lynch
               Interest
12/13/99       Shares of       30,000          5.625            7.07    Merrill
               Beneficial                                               Lynch
               Interest
12/15/99       Shares of       50,000          5.625            7.06    Merrill
               Beneficial                                               Lynch
               Interest
12/16/99       Shares of       30,000          5.625            7.05    Merrill
               Beneficial                                               Lynch
               Interest
12/17/99       Shares of       40,000          5.625            7.04    Merrill
               Beneficial                                               Lynch
               Interest
12/21/99       Shares of       37,900          5.625            7.04    Merrill
               Beneficial                                               Lynch
               Interest
12/27/99       Shares of       50,000          5.5625           7.05    Merrill
               Beneficial                                               Lynch
               Interest
12/28/99       Shares of       150,000         5.625            7.05    Merrill
               Beneficial                                               Lynch
               Interest







Total Shares Repurchased:  503,500
Remarks: None.

MFS Multimarket Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer